RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for Market Vectors Colombia ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 18, 2011 (Accession No. 0000930413-11-002052), which is incorporated herein by reference.